Called up share capital	12 Months Ended
Mar. 31, 2023
Called up share capital
Called up share capital

17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

	2023		2022
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2,3]
1 April	28,817,627,868	4,797	28,816,835,778	4,797
Allotted during the year	628,190	–	792,090	–
31 March	28,818,256,058	4,797	28,817,627,868	4,797

Notes:

1	At 31 March 2023, there were 50,000 (2022: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2	At 31 March 2023, the Group held 1,825,691,429 (2022: 447,576,522) treasury shares with a nominal value of €304 million (2022: €75 million). The market value of shares held was €1,855 million (2022: €661 million). During the year, 85,844,124 (2022: 68,306,442) treasury shares were reissued under Group share schemes and 1,463,959,031 (2022: 1,441,870,348) shares were repurchased under share buy-back arrangements.
3	During the year ended 31 March 2022, 1,518,629,693 treasury shares were issued in settlement of a maturing £1.72 billion subordinated mandatory convertible bond.